Summary Prospectus and Prospectus Supplement

One Choice® 2025 Portfolio ■ One Choice® 2030 Portfolio
One Choice® 2035 Portfolio ■ One Choice® 2040 Portfolio
One Choice® 2045 Portfolio ■ One Choice® 2050 Portfolio
One Choice® 2055 Portfolio ■ One Choice® 2060 Portfolio
One Choice® 2065 Portfolio ■ One Choice® In Retirement Portfolio
One Choice® Blend+ 2015 Portfolio ■ One Choice® Blend+ 2020 Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio
Summary Prospectuses and Prospectuses dated December 1, 2022

Supplement dated January 21, 2023

The following replaces the information regarding John Donner in each Portfolio Managers section of the One Choice prospectus and summary prospectuses:
Brian Garbe, Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Portfolios since 2020.

The following replaces the information regarding John Donner in the Management — The Fund Management Team section on page 67 of the One Choice prospectus:
Brian Garbe, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2020. He joined American Century Investments in 2010 as a portfolio manager. He has a bachelor’s degree in mathematics-applied science (economics) with a specialization in computer programming, and an MBA, both from the University of California, Los Angeles.

The following replaces the information regarding John Donner in each Portfolio Managers section of the One Choice Blend+ prospectus and summary prospectuses:
Brian Garbe, Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Blend+ Portfolios since their inception in 2021.

The following replaces the information regarding John Donner in the Management — The Fund Management Team section on page 62 of the One Choice Blend+ prospectus:
Brian Garbe, Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Blend+ Portfolios since their inception in 2021. He joined American Century Investments in 2010 as a portfolio manager. He has a bachelor’s degree in mathematics-applied science (economics) with a specialization in computer programming, and an MBA, both from the University of California, Los Angeles.

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